UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Armitage
Title:    Managing Director, Egerton Capital Limited
Phone:    011442074109090

Signature, Place and Date of Signing:


/s/ John Armitage                London, England               August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:   $1,107,281
                                          (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COL 7         COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x1000)    PRN AMT   PRN CALL   DISCRETION  MANGRS  SOLE  SHARED    NONE
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889   294,682    8,997,915 SH           SOLE      NONE          8,997,915
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   100,697    3,379,098 SH           SOLE      NONE          3,379,098
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   145,636    2,602,500 SH           SOLE      NONE          2,602,500
NDS GROUP PLC                  SPONSORED ADR    628891103    70,664    1,414,985 SH           SOLE      NONE          1,414,985
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   368,046    3,880,700 SH           SOLE      NONE          3,880,700
SCHLUMBERGER LTD               COM              806857108   127,556    1,845,965 SH           SOLE      NONE          1,845,965

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